Note 9 - Retirement Plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Increase Decrease In Unfunded status	$ 15,100
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax	(11,700)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax	$ (3,900)
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.14%	4.35%
Defined Benefit Plan, Plan Assets, Amount, Ending Balance	$ 212,844	$ 207,829	$ 176,238
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	6,963	34,304
Defined Benefit Plan, Plan Assets, Contributions by Employer	2,732	8,200
Defined Benefit Plan, Plan Assets, Business Combination	3,300
Defined Benefit Plan, Plan Assets, Benefits Paid	7,980	10,913
Defined Benefit Plan, Accumulated Benefit Obligation	$ 217,300	$ 199,200
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	7.25%	7.25%
Defined Benefit Plan Actual Gain on Plan Assets	3.20%
Defined Benefit Plan, Assumed Gain on Plan Assets	11.80%
Defined Benefit Plan Common Stock Included in Plan Assets	$ 15,300	$ 18,400
Defined Contribution Plan, Employer Discretionary Contribution Amount	1,600	1,900	1,800
Multiemployer Plan, Contributions by Employer	$ 2,600	$ 2,300	$ 2,500